Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows - Additional Information (Detail) - Consolidated entities [member] - CNY (¥)
¥ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Standardized measure of discounted future net cash flows	¥ 1,325,069	¥ 1,382,066	¥ 1,024,526	¥ 756,811
Mainland China [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Standardized measure of discounted future net cash flows	1,278,180	1,320,478	979,330
Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Standardized measure of discounted future net cash flows	¥ 46,889	¥ 61,588	¥ 45,196